Document And Entity Information	Apr. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 22, 2024
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Central Index Key	0001584549
Entity Emerging Growth Company	false
Entity File Number	001-38783
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4700-80th Street
Entity Address, Address Line Two	British Columbia Canada
Entity Address, City or Town	Delta
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4K 3N3
City Area Code	(604)
Local Phone Number	940-6012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ
Amendment Description	Item 8.01 Other Events.On April 22, 2024 Village Farms International, Inc. (the "Company") filed a Current Report on Form 8-K (the "Initial Report") to report the Company's Notice of Meeting an Record Date. The Notice of Meeting and Record Date was filed as exhibit 99.1 to the Initial Report.This Current Report on Form 8-K/A amends and supplements the Inittial Report to reflect the Company's decision to mail their proxy materials to shareholders instead of providing shareholders access to their proxy materials through notice and access. The Company is expected to mail their proxy materials on or about May 27, 2024. The Company's record date and meeting date remain unchanged.Item 9.01 Financial Statements and Exhibits.